UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.2%
51,138	Aerovironment, Inc.*(a)	$1,176,685
34,300	Cubic Corp.	921,298
54,420	DynCorp International, Inc.*	1,119,420

		3,217,403

Air Freight & Logistics — 0.1%
8,600	Park-Ohio Holdings Corp.*	192,296

Auto Components — 0.9%
34,300	American Axle & Manufacturing Holdings, Inc.	746,025
8,200	Amerigon, Inc.*	140,384
84,685	Cooper Tire & Rubber Co.	1,445,573

		2,331,982

Automobiles — 0.0%
10,000	Coachmen Industries, Inc.	52,000

Beverages — 0.1%
10,900	PepsiAmericas, Inc.	268,576
1,900	The Boston Beer Co., Inc.*	67,526

		336,102

Biotechnology — 0.5%
1,000	Martek Biosciences Corp.*	28,500
17,100	Millennium Pharmaceuticals, Inc.*	259,407
733	Molecular Insight Pharmaceuticals, Inc.*	6,223
13,600	OSI Pharmaceuticals, Inc.*	542,368
7,800	PDL BioPharma, Inc.*	116,454
5,200	Poniard Pharmaceuticals, Inc.*	27,144
126,000	XOMA Ltd.*	340,200

		1,320,296

Capital Markets — 2.5%
5,000	Calamos Asset Management, Inc.	109,100
9,800	Capital Southwest Corp.	1,150,030
45,200	GAMCO Investors, Inc.	2,680,812
24,900	Greenhill & Co., Inc.(b)	1,681,497
33,800	Janus Capital Group, Inc.(b)	912,938
5,300	optionsXpress Holdings, Inc.	143,736

		6,678,113

Chemicals — 5.2%
6,900	Arch Chemicals, Inc.	232,323
19,900	Calgon Carbon Corp.*(b)	306,062
61,263	CF Industries Holdings, Inc.	6,550,853
192,400	Ferro Corp.	3,401,632
400	Innospec, Inc.	6,308
28,800	LSB Industries, Inc.*(b)	794,016
4,400	Minerals Technologies, Inc.	239,360

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
8,600	NewMarket Corp.	$463,368
2,000	Penford Corp.	44,740
27,400	Rockwood Holdings, Inc.*	804,464
4,800	ShengdaTech, Inc.*	59,232
26,700	Terra Industries, Inc.*	1,203,369

		14,105,727

Commercial Banks — 10.8%
62,000	Banco Latinoamericano de Exportaciones S.A.	956,660
4,200	Boston Private Financial Holdings, Inc.	95,886
15,100	Central Pacific Financial Corp.	286,900
48,400	City National Corp.	2,752,992
82,980	Community Bancorp*	1,385,766
69,757	East West Bancorp, Inc.(b)	1,678,353
146,564	First Community Bancorp	5,207,419
900	First Merchants Corp.	24,300
4,900	FirstMerit Corp.	109,613
35,900	Frontier Financial Corp.(b)	730,924
6,800	Greene Bancshares, Inc.	142,460
37,585	Horizon Financial Corp.	591,588
64,665	Preferred Bank	1,424,570
75,247	SVB Financial Group*(b)	3,641,955
20,000	Texas Capital Bancshares, Inc.*	348,600
34,500	The South Financial Group, Inc.	596,160
8,182	UMB Financial Corp.	344,708
379,609	Umpqua Holdings Corp.(b)	6,225,588
69,233	Wintrust Financial Corp.(b)	2,633,623

		29,178,065

Commercial Services & Supplies — 2.7%
195,100	Bowne & Co., Inc.	2,399,730
1,200	Herman Miller, Inc.	38,136
3,300	HNI Corp.(b)	111,078
39,500	IKON Office Solutions, Inc.	323,110
120,500	PHH Corp.*	2,264,195
107,500	Spherion Corp.*	718,100
25,200	United Stationers, Inc.*	1,392,552

		7,246,901

Communications Equipment — 1.7%
26,600	ADTRAN, Inc.	553,546
10,200	Avocent Corp.*	169,320
24,800	Blue Coat Systems, Inc.*	666,376
103,490	Loral Space & Communications, Inc.*	2,750,764
8,800	Network Equipment Technologies, Inc.*	65,472
16,400	Plantronics, Inc.	313,240
10,900	SeaChange International, Inc.*	76,518

		4,595,236

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Computers & Peripherals — 1.2%
48,000	Hutchinson Technology, Inc.*	$756,960
74,978	Immersion Corp.*(b)	734,784
90,500	Novatel Wireless, Inc.*	1,448,000
160,900	Quantum Corp.*	370,070

		3,309,814

Construction & Engineering — 1.0%
103,100	Integrated Electrical Services, Inc.*(b)	1,394,943
40,100	Perini Corp.*	1,401,495

		2,796,438

Containers & Packaging — 0.4%
82,050	Myers Industries, Inc.	964,088
2,100	Owens-Illinois, Inc.*	105,840

		1,069,928

Diversified Consumer Services — 2.2%
30,400	Capella Education Co.*	1,917,632
8,300	Corinthian Colleges, Inc.*	70,135
1,600	INVESTools, Inc.*	21,856
25,023	ITT Educational Services, Inc.*	2,285,851
27,858	Pre-Paid Legal Services, Inc.*(b)	1,547,512
1,700	Steiner Leisure Ltd.*	63,223

		5,906,209

Diversified Telecommunication Services — 1.5%
27,500	Atlantic Tele-Network, Inc.	865,975
28,000	Cbeyond, Inc.*	944,720
210,300	Cincinnati Bell, Inc.*	815,964
4,000	IDT Corp. Class B	27,760
8,600	Iowa Telecommunications Services, Inc.	132,612
21,000	NTELOS Holdings Corp.	446,880
65,015	Premiere Global Services, Inc.*	792,533
7,400	SureWest Communications	114,404

		4,140,848

Electric Utilities — 2.3%
145,200	El Paso Electric Co.*	3,402,036
44,500	Portland General Electric Co.	1,096,480
72,800	Westar Energy, Inc.	1,773,408

		6,271,924

Electrical Equipment — 1.5%
73,100	C&D Technologies, Inc.*(b)	432,752
27,300	Encore Wire Corp.(b)	455,364
144,700	GrafTech International Ltd.*	2,177,735
13,500	Polypore International, Inc.*	250,695

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — (continued)
34,800	Superior Essex, Inc.*	$836,940

		4,153,486

Electronic Equipment & Instruments — 1.7%
58,549	Agilysys, Inc.(a)	891,116
5,410	Avnet, Inc.*	192,650
27,300	Bell Microproducts, Inc.*	143,598
212,800	CTS Corp.	2,255,680
31,671	Methode Electronics, Inc.	383,852
20,800	Tech Data Corp.*	715,104

		4,582,000

Energy Equipment & Services — 1.9%
5,600	Dawson Geophysical Co.*	320,768
61,600	Global Industries Ltd.*	1,087,856
21,317	GulfMark Offshore, Inc.*	891,477
60,200	Patterson-UTI Energy, Inc.	1,178,716
9,800	Trico Marine Services, Inc.*(b)	314,482
7,400	Union Drilling, Inc.*	113,812
33,300	Willbros Group, Inc.*(b)	1,109,556

		5,016,667

Food & Staples Retailing — 1.1%
3,000	Casey’s General Stores, Inc.	78,000
80,200	Ingles Markets, Inc.	1,867,858
17,700	Nash Finch Co.(b)	631,536
29,600	Winn-Dixie Stores, Inc.*	524,512

		3,101,906

Food Products — 3.2%
58,800	Cal-Maine Foods, Inc.(b)	1,695,204
194,700	Chiquita Brands International, Inc.*(b)	3,636,996
21,800	Farmer Bros. Co.	513,390
1,900	Flowers Foods, Inc.	45,600
73,600	Fresh Del Monte Produce, Inc.*	2,358,144
13,800	Green Mountain Coffee Roasters, Inc.*	531,576

		8,780,910

Gas Utilities — 0.6%
6,500	Atmos Energy Corp.	186,680
10,500	New Jersey Resources Corp.	492,345
800	Northwest Natural Gas Co.	37,872
13,100	ONEOK, Inc.	615,700
6,500	South Jersey Industries, Inc.	227,695

		1,560,292

Health Care Equipment & Supplies — 2.2%
600	Analogic Corp.	35,436
81,275	CONMED Corp.*	1,974,982
72,700	Invacare Corp.	1,769,518

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
44,400	Kinetic Concepts, Inc.*	$2,210,232
900	Quidel Corp.*	14,193
100	SurModics, Inc.*	4,366
3,600	Theragenics Corp.*	13,932

		6,022,659

Health Care Providers & Services — 1.9%
800	Air Methods Corp.*	36,704
32,000	Apria Healthcare Group, Inc.*	679,040
23,100	Chemed Corp.	1,183,413
13,700	Healthspring, Inc.*	283,453
73,364	Kindred Healthcare, Inc.*	2,020,445
4,800	Landauer, Inc.	228,480
900	Molina Healthcare, Inc.*	30,699
29,100	RehabCare Group, Inc.*	610,809

		5,073,043

Health Care Technology — 0.0%
7,200	Phase Forward, Inc.*	124,200

Hotels, Restaurants & Leisure — 2.1%
7,500	Bob Evans Farms, Inc.	223,050
23,700	California Pizza Kitchen, Inc.*	318,291
10,200	CEC Entertainment, Inc.*	237,966
11,200	Chipotle Mexican Grill, Inc. Class B*	1,073,184
38,500	Churchill Downs, Inc.	1,962,345
3,400	Jack in the Box, Inc.*	99,382
19,100	Landry’s Restaurants, Inc.(b)	391,741
101,882	Magna Entertainment Corp.*	89,656
25,500	Multimedia Games, Inc.*(b)	197,115
34,957	O’Charley’s, Inc.	484,854
62,692	Premier Exhibitions, Inc.*(b)	381,167
12,900	The Steak n Shake Co.*	112,746

		5,571,497

Household Durables — 0.4%
39,200	American Greetings Corp.	804,384
2,400	Blyth, Inc.	52,296
1,400	Furniture Brands International, Inc.	13,370
10,100	Hooker Furniture Corp.	221,594

		1,091,644

Household Products — 0.1%
31,300	Central Garden & Pet Co.*	155,561

Industrial Conglomerates — 0.2%
18,800	Standex International Corp.	341,972
21,800	Tredegar Corp.	302,148

		644,120

Insurance — 7.6%
4,344	Alleghany Corp.*	1,642,032

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
21,576	American Physicians Capital, Inc.	$891,520
3,500	Amerisafe, Inc.*	48,125
14,900	AmTrust Financial Services, Inc.	233,930
2,800	Arch Capital Group Ltd.*	197,288
119,400	Aspen Insurance Holdings Ltd.	3,369,468
77,700	Assured Guaranty Ltd.	1,838,382
14,500	CastlePoint Holdings Ltd.	187,630
102,600	CNA Surety Corp.*	1,829,358
37,700	Flagstone Reinsurance Holdings Ltd.	515,736
2,500	Hallmark Financial Services, Inc.*	32,525
1,600	IPC Holdings Ltd.	41,168
144,400	Max Capital Group Ltd.	4,099,516
13,351	NYMAGIC, Inc.	313,081
158,400	Platinum Underwriters Holdings Ltd.	5,346,000
20,200	RAM Holdings Ltd.*	35,552

		20,621,311

Internet & Catalog Retail — 0.7%
44,700	1-800-FLOWERS.COM, Inc.*	349,107
22,600	Blue Nile, Inc.*(b)	1,248,650
4,700	Shutterfly, Inc.*	91,415
11,100	Systemax, Inc.(b)	153,402
300	Valuevision Media, Inc.*	1,884

		1,844,458

Internet Software & Services — 3.0%
359,114	AsiaInfo Holdings, Inc.*	3,145,839
220,300	Chordiant Software, Inc.*	1,921,016
7,400	CMGI, Inc.*	95,460
54,700	EarthLink, Inc.*	372,507
32,800	Greenfield Online, Inc.*	421,808
13,220	Interwoven, Inc.*	167,497
4,300	Omniture, Inc.*	106,296
11,700	RealNetworks, Inc.*	68,211
88,941	S1 Corp.*	503,406
15,400	United Online, Inc.	172,018
79,286	Vignette Corp.*	1,115,554
4,800	Vocus, Inc.*	141,216

		8,230,828

IT Services — 0.6%
100,105	Ciber, Inc.*	482,506
14,000	CSG Systems International, Inc.*	178,640
4,100	MPS Group, Inc.*	41,205
51,400	TNS, Inc.*	908,238

		1,610,589

Leisure Equipment & Products — 0.5%
1,600	Callaway Golf Co.	28,672

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Leisure Equipment & Products — (continued)
27,300	Polaris Industries, Inc.(b)	$1,185,912

		1,214,584

Life Sciences Tools & Services — 1.6%
20,900	Invitrogen Corp.*	1,790,503
59,483	Pharmanet Development Group, Inc.*	2,424,527
900	Varian, Inc.*	48,825

		4,263,855

Machinery — 2.1%
4,700	AGCO Corp.*	283,034
18,100	Ampco-Pittsburgh Corp.	701,737
34,600	CIRCOR International, Inc.	1,468,078
7,900	Hardinge, Inc.	134,695
1,000	Mueller Industries, Inc.	28,000
62,200	Tecumseh Products Co.*	1,450,504
24,600	Tennant Co.	811,554
28,426	The Gorman-Rupp Co.	780,301
5,700	TriMas Corp.*	39,501

		5,697,404

Marine — 0.9%
14,100	Genco Shipping & Trading Ltd.	695,412
51,700	TBS International Ltd.*(b)	1,722,127

		2,417,539

Media — 1.1%
39,900	Crown Media Holdings, Inc.*(b)	231,021
4,900	Global Sources Ltd.*	64,925
1,751	Granite Broadcasting Corp.*	45,264
6,300	Journal Communications, Inc.	51,975
95,900	Lakes Entertainment, Inc.*(b)	631,022
144,100	Lin TV Corp.*	1,880,505
1,400	Morningstar, Inc.*	92,470
28,251	Salem Communications Corp.	106,506

		3,103,688

Metals & Mining — 1.0%
1,000	Olympic Steel, Inc.	33,790
20,900	Quanex Corp.(b)	1,095,369
5,100	Schnitzer Steel Industries, Inc.	288,966
75,300	Worthington Industries, Inc.(b)	1,234,167

		2,652,292

Multi-Utilities — 1.2%
250,600	Aquila, Inc.*	879,606
5,300	Black Hills Corp.	205,322

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — (continued)
37,400	CH Energy Group, Inc.	$1,443,266
8,400	MDU Resources Group, Inc.	217,728
21,600	PNM Resources, Inc.	417,312

		3,163,234

Oil, Gas & Consumable Fuels — 3.8%
1,600	Bois d’Arc Energy, Inc.*	30,640
1,200	Callon Petroleum Co.*	18,492
7,900	General Maritime Corp.(b)	196,236
900	Knightsbridge Tankers Ltd.	23,625
16,200	Overseas Shipholding Group, Inc.	1,056,564
130,500	Rosetta Resources, Inc.*(b)	2,287,665
112,000	Stone Energy Corp.*	4,592,000
30,600	Swift Energy Co.*	1,320,390
15,633	Whiting Petroleum Corp.*	840,117

		10,365,729

Personal Products — 0.0%
5,200	Elizabeth Arden, Inc.*	104,260

Pharmaceuticals — 1.0%
7,300	Caraco Pharmaceutical Laboratories Ltd.*	112,128
3,600	VIVUS, Inc.*	21,816
102,196	Watson Pharmaceuticals, Inc.*(b)	2,668,338

		2,802,282

Real Estate Investment Trusts — 9.4%
8,200	Agree Realty Corp.	242,064
44,600	AMB Property Corp.	2,256,760
296,828	Anthracite Capital, Inc.(b)	2,229,178
11,962	Arbor Realty Trust, Inc.(b)	212,565
7,000	Camden Property Trust	345,450
10,100	Douglas Emmett, Inc.	230,785
12,469	Entertainment Properties Trust	617,215
9,014	Equity One, Inc.(b)	212,820
15,900	Federal Realty Investment Trust	1,173,420
17,880	Gramercy Capital Corp.(b)	413,922
1,200	HCP, Inc.	36,492
35,800	Kilroy Realty Corp.(b)	1,755,274
2,200	LTC Properties, Inc.	57,310
3,200	Maguire Properties, Inc.	88,256
276,776	Medical Properties Trust, Inc.(b)	3,498,449
61,600	Post Properties, Inc.(b)	2,603,832
106,791	Potlatch Corp.	4,584,538
18,300	Quadra Realty Trust, Inc.(b)	197,640
12,200	Realty Income Corp.	297,436
21,300	Regency Centers Corp.	1,308,459
36,000	Taubman Centers, Inc.	1,805,400
27,600	Ventas, Inc.	1,219,920

		25,387,185

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development — 0.0%
500	Jones Lang LaSalle, Inc.	$38,900

Road & Rail — 0.0%
4,600	Werner Enterprises, Inc.	93,702

Semiconductors & Semiconductor Equipment — 1.0%
12,100	Credence Systems Corp.*	15,851
10,100	DSP Group, Inc.*	115,645
17,200	Monolithic Power Systems*	269,008
4,200	Pericom Semiconductor Corp.*	56,952
258,400	RF Micro Devices, Inc.*(b)	834,632
20,500	Sigma Designs, Inc.*(b)	927,010
62,363	Skyworks Solutions, Inc.*	502,022

		2,721,120

Software — 2.1%
17,500	Actuate Corp.*	99,750
21,800	Advent Software, Inc.*	984,488
4,500	Ansoft Corp.*	95,580
18,300	Concur Technologies, Inc.*	641,598
18,800	Double-Take Software, Inc.*	291,400
600	Fair Isaac Corp.	15,300
1,600	Intervoice, Inc.*	10,400
29,000	JDA Software Group, Inc.*	515,910
5,500	Macrovision Corp.*	92,345
65,500	Magma Design Automation, Inc.*	746,700
15,018	Manhattan Associates, Inc.*	372,296
11,200	MicroStrategy, Inc.*	816,704
16,400	Phoenix Technologies Ltd.*	249,280
700	SPSS, Inc.*	23,135
5,600	Synchronoss Technologies, Inc.*	119,280
5,000	Synopsys, Inc.*	110,100
21,900	Taleo Corp.*	462,747

		5,647,013

Specialty Retail — 1.1%
8,900	Aeropostale, Inc.*	250,713
149,600	AutoNation, Inc.*	2,435,488
600	Barnes & Noble, Inc.	20,370
200	GameStop Corp.*	10,346
1,600	J. Crew Group, Inc.*	73,152
7,200	RadioShack Corp.	124,920
15,400	West Marine, Inc.*(b)	131,516

		3,046,505

Textiles, Apparel & Luxury Goods — 1.4%
16,900	Deckers Outdoor Corp.*	2,048,956
10,200	Fossil, Inc.*	346,596
2,000	Jones Apparel Group, Inc.	33,600
23,300	Movado Group, Inc.	564,326
46,978	Perry Ellis International, Inc.*	824,464

		3,817,942

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — 4.3%
133,152	Bank Mutual Corp.	$1,636,438
11,290	BankFinancial Corp.	182,108
93,800	Flushing Financial Corp.	1,499,862
7,900	KNBT Bancorp, Inc.	144,570
603,421	Provident Financial Services, Inc.	8,297,039

		11,760,017

Tobacco — 0.9%
71,322	Alliance One International, Inc.*	268,884
45,600	Universal Corp.	2,271,336

		2,540,220

Trading Companies & Distributors — 2.0%
1,200	Applied Industrial Technologies, Inc.	36,228
152,200	Kaman Corp.	4,495,988
53,550	Rush Enterprises, Inc.*	898,569

		5,430,785

Wireless Telecommunication Services — 1.4%
311,944	USA Mobility, Inc.*	3,746,447

TOTAL COMMON STOCKS		$270,949,156

	Expiration
Units	Month	Value
Warrants * — 0.0%
Granite Broadcasting Corp.
4,378	06/2012	$2,189
635	06/2012	317

TOTAL WARRANTS		$2,506

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$270,951,662

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 17.3%
Boston Global Investment Trust — Enhanced Portfolio
47,039,083	3.885%	$47,039,083

TOTAL INVESTMENTS — 117.2%		$317,990,745

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2)%		(46,646,388)

NET ASSETS — 100.0%		$271,344,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(b) All or a portion of security is on loan.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell Mini 2000 Index	25	March 2008	$1,787,500	$52,145

TAX INFORMATION — At January 31, 2008 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$342,718,466

Gross unrealized gain	24,538,062
Gross unrealized loss	(49,265,783)

Net unrealized security loss	$(24,727,721)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Aerospace & Defense — 2.1%
21,300	Aerovironment, Inc.*(a)	$490,113
19,300	Cubic Corp.	518,398
15,000	DynCorp International, Inc.*	308,550

		1,317,061

Air Freight & Logistics — 0.1%
1,500	Dynamex, Inc.*	37,365

Airlines — 0.1%
2,500	Allegiant Travel Co.*	78,200

Auto Components — 1.0%
17,200	Amerigon, Inc.*	294,464
600	Cooper Tire & Rubber Co.	10,242
2,500	Drew Industries, Inc.*	67,725
73,800	Hayes Lemmerz International, Inc.*	259,776

		632,207

Beverages — 0.7%
7,300	Hansen Natural Corp.*	281,488
4,800	The Boston Beer Co., Inc.*	170,592

		452,080

Biotechnology — 6.0%
8,400	Alkermes, Inc.*	111,888
900	Applera Corp. — Celera Group*	13,788
36,300	ArQule, Inc.*	176,055
200	BioMarin Pharmaceutical, Inc.*	7,412
1,200	Cephalon, Inc.*	78,756
56,070	Cubist Pharmaceuticals, Inc.*(b)	952,629
29,315	CytRx Corp.*(a)	53,940
9,500	GenVec*	14,725
600	LifeCell Corp.*	23,706
1,600	Metabolix, Inc.*	29,168
31,800	Millennium Pharmaceuticals, Inc.*	482,406
9,300	Omrix Biopharmaceuticals, Inc.*	216,318
3,000	Onyx Pharmaceuticals Inc*	142,590
18,900	OSI Pharmaceuticals, Inc.*	753,732
1,400	PDL BioPharma, Inc.*	20,902
4,700	Pharmion Corp.*(a)	324,065
2,800	United Therapeutics Corp.*	235,144
55,600	XOMA Ltd.*	150,120

		3,787,344

Capital Markets — 2.0%
65	Cowen Group, Inc.*	649
300	GAMCO Investors, Inc.	17,793
200	GFI Group, Inc.*	17,642
11,400	Greenhill & Co., Inc.(a)	769,842
9,100	Janus Capital Group, Inc.	245,791

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
7,600	optionsXpress Holdings, Inc.	$206,112

		1,257,829

Chemicals — 3.8%
11,100	CF Industries Holdings, Inc.	1,186,923
5,000	LSB Industries, Inc.*	137,850
400	Minerals Technologies, Inc.	21,760
900	ShengdaTech, Inc.*	11,106
22,585	Terra Industries, Inc.*(a)	1,017,906

		2,375,545

Commercial Banks — 0.9%
2,500	Preferred Bank	55,075
11,100	SVB Financial Group*	537,240

		592,315

Commercial Services & Supplies — 4.4%
9,800	Herman Miller, Inc.	311,444
10,600	IKON Office Solutions, Inc.	86,708
18,860	School Specialty, Inc.*(a)	612,196
98,200	Spherion Corp.*	655,976
19,500	TrueBlue, Inc.*	278,265
14,700	United Stationers, Inc.*	812,322

		2,756,911

Communications Equipment — 2.4%
14,200	ADTRAN, Inc.	295,502
7,500	Aruba Networks, Inc.*(a)	70,950
12,300	Blue Coat Systems, Inc.*	330,501
25,488	EMS Technologies, Inc.*	700,410
1,400	Loral Space & Communications, Inc.*	37,212
15,500	Network Equipment Technologies, Inc.*(a)	115,320
100	Tekelec*	1,199

		1,551,094

Computers & Peripherals — 1.1%
1,400	Emulex Corp.*	21,840
1,600	Hutchinson Technology, Inc.*	25,232
11,000	Immersion Corp.*	107,800
22,800	Novatel Wireless, Inc.*	364,800
3,000	Stratasys, Inc.*	66,300
4,700	Synaptics, Inc.*	124,550

		710,522

Construction & Engineering — 1.6%
35,000	Integrated Electrical Services, Inc.*(a)	473,550
1,100	KBR, Inc.*	34,749
14,300	Perini Corp.*	499,785

		1,008,084

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — 0.5%
10,300	Cash America International, Inc.	$334,853

Diversified Consumer Services — 4.3%
9,200	Capella Education Co.*	580,336
8,100	Career Education Corp.*	176,094
4,000	Corinthian Colleges, Inc.*	33,800
8,800	DeVry, Inc.	485,672
4,700	INVESTools, Inc.*	64,202
4,300	ITT Educational Services, Inc.*	392,805
16,700	Pre-Paid Legal Services, Inc.*(a)	927,685
2,100	Sotheby’s	65,247

		2,725,841

Diversified Telecommunication Services — 2.1%
9,800	Cbeyond, Inc.*	330,652
29,600	NTELOS Holdings Corp.	629,888
29,300	Premiere Global Services, Inc.*	357,167

		1,317,707

Electrical Equipment — 2.6%
7,200	Baldor Electric Co.	218,016
10,500	Belden CDT, Inc.	444,150
1,000	Encore Wire Corp.	16,680
300	First Solar, Inc.*	54,531
30,600	GrafTech International Ltd.*	460,530
9,600	Powell Industries, Inc.*	381,120
1,000	Woodward Governor Co.	62,780

		1,637,807

Electronic Equipment & Instruments — 1.3%
5,100	Avnet, Inc.*	181,611
16,537	Coherent, Inc.*	429,962
1,365	Dolby Laboratories, Inc.*	58,818
2,200	FLIR Systems, Inc.*	66,616
5,800	PC Connection, Inc.*(a)	73,022

		810,029

Energy Equipment & Services — 2.9%
2,100	Atwood Oceanics, Inc.*	174,489
3,700	Dawson Geophysical Co.*	211,936
7,900	Global Industries Ltd.*	139,514
3,800	Gulf Island Fabrication, Inc.	95,076
10,735	Lufkin Industries, Inc.	567,559
39,400	Newpark Resources, Inc.*	191,878
14,400	Willbros Group, Inc.*(a)	479,808

		1,860,260

Food & Staples Retailing — 0.7%
500	BJ’s Wholesale Club, Inc.*	16,220
800	Casey’s General Stores, Inc.	20,800
3,700	Ingles Markets, Inc.	86,173

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
7,200	Nash Finch Co.(a)	$256,896
2,500	Winn-Dixie Stores, Inc.*	44,300

		424,389

Food Products — 2.1%
24,000	Cal-Maine Foods, Inc.(a)	691,920
11,300	Chiquita Brands International, Inc.*(a)	211,084
8,800	Fresh Del Monte Produce, Inc.*	281,952
3,100	Green Mountain Coffee Roasters, Inc.*	119,412

		1,304,368

Health Care Equipment & Supplies — 4.8%
1,300	Abaxis, Inc.*	42,315
600	Analogic Corp.	35,436
11,800	ArthroCare Corp.*(a)	472,354
1,500	Beckman Coulter, Inc.	99,750
4,500	Cynosure, Inc.*	111,735
4,500	Greatbatch, Inc.*	101,610
1,400	Haemonetics Corp.*	83,776
2,900	Hologic, Inc.*	186,644
900	Intuitive Surgical, Inc.*	228,600
12,100	Invacare Corp.	294,514
15,300	Kinetic Concepts, Inc.*	761,634
3,200	Masimo Corp.*	114,208
800	Meridian Bioscience, Inc.	25,128
1,400	NuVasive, Inc.*	55,174
3,200	Quidel Corp.*	50,464
13,212	Regeneration Technologies, Inc.*(a)	105,696
5,000	SurModics, Inc.*(a)	218,300
2,900	Zoll Medical Corp.*	77,314

		3,064,652

Health Care Providers & Services — 3.2%
700	Air Methods Corp.*	32,116
16,200	Apria Healthcare Group, Inc.*	343,764
13,980	Centene Corp.*	334,681
6,200	Chemed Corp.	317,626
1,100	Emergency Medical Services Corp*	33,847
14,500	Healthspring, Inc.*	300,005
14,400	Kindred Healthcare, Inc.*	396,576
900	Magellan Health Services, Inc.*	39,366
1,200	Molina Healthcare, Inc.*	40,932
146	PharMerica Corp.*	2,167
8,800	RehabCare Group, Inc.*	184,712

		2,025,792

Health Care Technology — 0.4%
14,700	Phase Forward, Inc.*	253,575

Hotels, Restaurants & Leisure — 3.1%
1,300	Bally Technologies, Inc.*	61,932

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
500	Bob Evans Farms, Inc.	$14,870
200	Buffalo Wild Wings, Inc.*	5,034
23,200	California Pizza Kitchen, Inc.*	311,576
6,500	CEC Entertainment, Inc.*	151,645
8,400	Chipotle Mexican Grill, Inc. Class B*	804,888
8,700	Jack in the Box, Inc.*	254,301
5,800	O’Charley’s, Inc.	80,446
49,628	Premier Exhibitions, Inc.*(a)	301,738

		1,986,430

Household Durables — 0.2%
5,100	Tempur-Pedic International, Inc.(a)	101,082

Insurance — 0.6%
2,300	AmTrust Financial Services, Inc.	36,110
2,100	Aspen Insurance Holdings Ltd.	59,262
7,600	Assured Guaranty Ltd.	179,816
2,800	Max Capital Group Ltd.	79,492

		354,680

Internet & Catalog Retail — 1.8%
29,800	1-800-FLOWERS.COM, Inc.*	232,738
8,000	Blue Nile, Inc.*(a)	442,000
19,400	Shutterfly, Inc.*	377,330
8,500	Systemax, Inc.(a)	117,470

		1,169,538

Internet Software & Services — 5.5%
14,500	AsiaInfo Holdings, Inc.*	127,020
77,800	Chordiant Software, Inc.*	678,416
1,000	CMGI, Inc.*	12,900
12,900	EarthLink, Inc.*	87,849
34,300	Greenfield Online, Inc.*	441,098
4,700	InfoSpace, Inc.	44,697
605	Internet Capital Group, Inc.*	5,729
23,000	Interwoven, Inc.*	291,410
5,200	j2 Global Communications, Inc.*	113,932
18,100	Omniture, Inc.*	447,432
4,100	Sohu.com, Inc.*	190,773
37,505	Switch and Data Facilities Co.*	412,555
6,200	United Online, Inc.(a)	69,254
33,300	Vignette Corp.*	468,531
3,300	Vocus, Inc.*	97,086

		3,488,682

IT Services — 0.9%
7,700	CSG Systems International, Inc.*	98,252
5,800	iGATE Corp.*	48,024

Shares	Description	Value
Common Stocks — (continued)
IT Services — (continued)
39,600	MPS Group, Inc.*	$397,980

		544,256

Leisure Equipment & Products — 0.5%
7,900	Polaris Industries, Inc.(a)	343,176

Life Sciences Tools & Services — 4.3%
16,200	Albany Molecular Research, Inc.*	174,312
5,000	Dionex Corp.*	350,500
21,100	eResearchTechnology, Inc.*	205,092
17,400	Exelixis, Inc.*	127,368
3,700	Illumina, Inc.*	235,690
18,900	Pharmanet Development Group, Inc.*	770,364
11,000	Varian, Inc.*	596,750
2,700	Ventana Medical Systems, Inc.*	240,435

		2,700,511

Machinery — 3.5%
6,800	AGCO Corp.*	409,496
7,500	Ampco-Pittsburgh Corp.	290,775
200	Astec Industries, Inc.*	6,174
1,600	Bucyrus International, Inc.	148,336
200	Crane Co.	8,174
300	Dynamic Materials Corp.	16,074
5,600	Hurco Cos., Inc.*	204,792
12,400	RBC Bearings, Inc.*	371,256
15,700	Sun Hydraulics Corp.	361,100
7,100	Tecumseh Products Co.*	165,572
7,700	Titan International, Inc.(a)	219,373

		2,201,122

Marine — 0.7%
3,300	Genco Shipping & Trading Ltd.	162,756
7,800	TBS International Ltd.*(a)	259,818

		422,574

Media — 0.2%
500	Arbitron, Inc.	19,985
3,265	Entravision Communications Corp.*	22,986
1,200	Global Sources Ltd.*	15,900
1,300	Morningstar, Inc.*	85,865

		144,736

Metals & Mining — 0.2%
3,500	Hecla Mining Co.*	32,550
300	Quanex Corp.	15,723
100	Schnitzer Steel Industries, Inc.	5,666
5,700	Worthington Industries, Inc.(a)	93,423

		147,362

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 4.0%
8,200	Alpha Natural Resources, Inc.*	$274,372
1,200	Berry Petroleum Co.	44,964
700	Bill Barrett Corp.*	29,239
14,700	Bois d’Arc Energy, Inc.*	281,505
1,000	Comstock Resources, Inc.*	31,700
272	Knightsbridge Tankers Ltd.	7,140
6,400	Mariner Energy, Inc.*	160,384
4,400	Overseas Shipholding Group, Inc.	286,968
1,700	Petrohawk Energy Corp.*	26,775
37,600	Rosetta Resources, Inc.*	659,128
17,300	Stone Energy Corp.*	709,300
800	Swift Energy Co.*	34,520

		2,545,995

Pharmaceuticals — 2.4%
35,300	Caraco Pharmaceutical Laboratories Ltd.*(a)	542,208
1,900	Par Pharmaceutical Cos., Inc.*	36,442
1,300	Salix Pharmaceuticals, Ltd.*	9,035
24,400	Watson Pharmaceuticals, Inc.*(a)	637,084
5,100	XenoPort, Inc.*	312,936

		1,537,705

Real Estate Investment Trusts — 4.3%
7,800	AMB Property Corp.	394,680
1,200	Camden Property Trust	59,220
2,200	DCT Industrial Trust, Inc.	20,834
2,200	Douglas Emmett, Inc.	50,270
5,700	Federal Realty Investment Trust	420,660
5,000	National Health Investors, Inc.	147,800
9,100	Post Properties, Inc.	384,657
8,100	Potlatch Corp.	347,733
8,200	Regency Centers Corp.	503,726
3,300	Taubman Centers, Inc.	165,495
4,500	Ventas, Inc.	198,900

		2,693,975

Semiconductors & Semiconductor Equipment — 2.7%
12,300	Advanced Analogic Technologies, Inc.*	82,902
16,300	DSP Group, Inc.*	186,635
19,700	Monolithic Power Systems*	308,108
6,500	PMC-Sierra, Inc.*	30,485
26,000	RF Micro Devices, Inc.*(a)	83,980
12,500	Sigma Designs, Inc.*(a)	565,250
1,300	SiRF Technology Holdings, Inc.*	19,903
46,400	Skyworks Solutions, Inc.*	373,520
4,600	Zoran Corp.*	54,280

		1,705,063

Shares	Description	Value
Common Stocks — (continued)
Software — 7.3%
13,700	Advent Software, Inc.*(a)	$618,692
21,100	Ansoft Corp.*	448,164
6,730	ANSYS, Inc.*	234,944
9,200	Concur Technologies, Inc.*	322,552
7,900	Double-Take Software, Inc.*	122,450
1,300	JDA Software Group, Inc.*	23,127
800	Macrovision Corp.*	13,432
47,800	Magma Design Automation, Inc.*	544,920
17,400	Manhattan Associates, Inc.*	431,346
2,400	MicroStrategy, Inc.*	175,008
9,600	Pegasystems, Inc.	94,176
800	Phoenix Technologies Ltd.*	12,160
12,000	SPSS, Inc.*	396,600
7,300	Synchronoss Technologies, Inc.*	155,490
18,500	Synopsys, Inc.*	407,370
28,500	Taleo Corp.*	602,205

		4,602,636

Specialty Retail — 1.7%
11,250	Aeropostale, Inc.*	316,913
2,200	AutoNation, Inc.*	35,816
5,200	GameStop Corp.*	268,996
7,000	J. Crew Group, Inc.*	320,040
8,200	RadioShack Corp.	142,270

		1,084,035

Textiles, Apparel & Luxury Goods — 1.8%
8,000	Deckers Outdoor Corp.*	969,920
3,600	Fossil, Inc.*	122,328
600	The Warnaco Group, Inc.*	21,534

		1,113,782

Thrifts & Mortgage Finance — 1.2%
55,400	Provident Financial Services, Inc.	761,750

Tobacco — 0.2%
20,735	Alliance One International, Inc.*	78,171
500	Universal Corp.	24,905

		103,076

Trading Companies & Distributors — 0.7%
6,200	Applied Industrial Technologies, Inc.	187,178
4,300	Kaman Corp.	127,022
9,100	Rush Enterprises, Inc.*	152,698

		466,898

Wireless Telecommunication Services — 0.3%
18,000	USA Mobility, Inc.*	216,180

TOTAL COMMON STOCKS		$62,751,074

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Exchange Traded Fund* — 0.3%
2,400	iShares Russell 2000 Growth Index Fund	$182,352

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$62,933,426

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 12.4%
Boston Global Investment Trust — Enhanced Portfolio
7,856,950	3.885%	$7,856,950

TOTAL INVESTMENTS — 111.9%		$70,790,376

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9%)		(7,545,339)

NET ASSETS — 100.0%		$63,245,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell Mini 2000 Index	5	March 2008	$357,500	$10,429

TAX INFORMATION — At January 31, 2008 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$69,479,272

Gross unrealized gain	4,225,014
Gross unrealized loss	(10,770,860)

Net unrealized security loss	$(6,545,846)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investments companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Segregation Transactions —The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 28, 2008

* Print the name and title of each signing officer under his or her signature.